Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500
9.	Reconciliation of Financial Statements to Form 5500

The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500, as of December 31:

	2025	2024
Net assets available for benefits per the financial statements	$34,522,162	$29,414,692
Total employer contributions receivable	(484,685)	(503,748)
Total excess contributions payable	13,619	22,333
Net assets available for benefits per Form 5500	$34,051,096	$28,933,277

The following is a reconciliation of net increase in net assets available for benefits per the financial statements to the net income per the Form 5500 for the years ended December 31:

	2025	2024
Net increase in net assets available for benefits per the financial statements	$5,107,470	$1,541,789
Change in total employer contributions receivable	19,063	14,436
Change in total excess contributions payable	(8,714)	21,612
Net income per Form 5500	$5,117,819	$1,577,837